Revenue (Remaining Performance Obligations) (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
6. Revenue
Revenue, Remaining Performance Obligation, Amount	$ 347	$ 370
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Explanation	2033	2033